LONG-TERM DEBT	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
LONG-TERM DEBT	LONG-TERM DEBT

at December 31		2024		2023
	Maturity Dates	Outstanding	Interest Rate[1]	Outstanding	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
Medium Term Notes
Canadian	2025 to 2052	13,141	4.7%	15,466	4.6%
Senior Unsecured Notes
U.S. (2024 – US$11,792; 2023 – US$16,167)	2025 to 2049	16,985	5.5%	21,349	5.0%
		30,126		36,815
NOVA GAS TRANSMISSION LTD.
Debentures and Notes
Canadian		—	—	100	9.9%
Medium Term Notes
Canadian	2025 to 2030	504	7.4%	504	7.4%
U.S. (2024 and 2023 – US$33)	2026	47	7.5%	43	7.5%
		551		647
COLUMBIA PIPELINES OPERATING COMPANY LLC
Senior Unsecured Notes
U.S. (2024 – US$6,500; 2023 – US$6,100)	2025 to 2063	9,362	6.0%	8,055	6.1%
COLUMBIA PIPELINES HOLDING COMPANY LLC
Senior Unsecured Notes
U.S. (2024 – US$1,900; 2023 – US$1,000)	2026 to 2034	2,737	5.9%	1,320	6.2%
ANR PIPELINE COMPANY
Senior Unsecured Notes
U.S. (2024 – US$1,047; 2023 – US$1,172)	2025 to 2037	1,509	3.7%	1,548	4.1%
TC PIPELINES, LP
Senior Unsecured Notes
U.S. (2024 and 2023 – US$850)	2025 to 2027	1,224	4.2%	1,122	4.2%
GAS TRANSMISSION NORTHWEST LLC
Senior Unsecured Notes
U.S. (2024 and 2023 – US$375)	2030 to 2035	540	4.4%	495	4.4%
PORTLAND NATURAL GAS TRANSMISSION SYSTEM[2]
Senior Unsecured Notes
U.S. (2024 – nil; 2023 – US$250)		—	—	330	2.8%
GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP
Senior Unsecured Notes
U.S. (2024 – US$104; 2023 – US$125)	2028 to 2030	150	7.6%	165	7.6%

at December 31		2024		2023
	Maturity Dates	Outstanding	Interest Rate[1]	Outstanding	Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
Senior Unsecured Term Loan
U.S. (2024 – US$1,370; 2023 – US$1,800)	2028	1,973	7.2%	2,377	7.7%
Senior Unsecured Revolving Credit Facility
U.S. (2024 – nil; 2023 – US$185)	2028	—	—	244	7.7%
		1,973		2,621

		48,172		53,118
Current portion of long-term debt		(2,955)		(2,938)
Unamortized debt discount and issue costs		(252)		(312)
Fair value adjustments[3]		11		108
		44,976		49,976
1Interest rates are the effective interest rates except for those pertaining to long-term debt issued for the Company's Canadian regulated natural gas operations, in which case the weighted average interest rate is presented as approved by the regulators. The effective interest rate is calculated by discounting the expected future interest payments, adjusted for loan fees, premiums and discounts. Weighted average and effective interest rates are stated as at the respective outstanding dates.
2On August 15, 2024, US$250 million of senior notes outstanding held at PNGTS were assumed by the purchaser as part of the sale of PNGTS. Refer to Note 30, Strategic alliance, acquisitions and dispositions, for additional information.
3The fair value adjustments include $109 million (2023 – $119 million) related to the acquisition of Columbia Pipeline Group, Inc. These adjustments also include a decrease of $139 million (2023 – $11 million) related to hedged interest rate risk and an increase of $41 million (2023 - nil) related to discontinued hedge interest rate risk. Refer to Note 28, Risk management and financial instruments, for additional information.
Principal Repayments
At December 31, 2024, principal repayments for the next five years on the Company's long-term debt are approximately as follows:

(millions of Canadian $)	2025	2026	2027	2028	2029

Principal repayments on long-term debt	2,955	2,810	3,158	6,083	1,333
Long-Term Debt Issued
The Company issued long-term debt over the three years ended December 31, 2024 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Issue Date	Type	Maturity Date	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	August 2024	Term Loan[1]	August 2024	US 1,242	Floating
	May 2023	Senior Unsecured Term Loan[2]	May 2026	US 1,024	Floating
	March 2023	Senior Unsecured Notes[3]	March 2026	US 850	6.20%
	March 2023	Senior Unsecured Notes[3]	March 2026	US 400	Floating
	March 2023	Medium Term Notes	July 2030	1,250	5.28%
	March 2023	Medium Term Notes[3]	March 2026	600	5.42%
	March 2023	Medium Term Notes[3]	March 2026	400	Floating
	May 2022	Medium Term Notes	May 2032	800	5.33%
	May 2022	Medium Term Notes	May 2026	400	4.35%
	May 2022	Medium Term Notes	May 2052	300	5.92%
COLUMBIA PIPELINES OPERATING COMPANY LLC
	September 2024	Senior Unsecured Notes	October 2054	US 400	5.70%
	August 2023	Senior Unsecured Notes	November 2033	US 1,500	6.04%
	August 2023	Senior Unsecured Notes	November 2053	US 1,250	6.54%
	August 2023	Senior Unsecured Notes	August 2030	US 750	5.93%
	August 2023	Senior Unsecured Notes	August 2043	US 600	6.50%
	August 2023	Senior Unsecured Notes	August 2063	US 500	6.71%
COLUMBIA PIPELINES HOLDING COMPANY LLC
	September 2024	Senior Unsecured Notes	October 2031	US 400	5.10%
	January 2024	Senior Unsecured Notes	January 2034	US 500	5.68%
	August 2023	Senior Unsecured Notes	August 2028	US 700	6.04%
	August 2023	Senior Unsecured Notes	August 2026	US 300	6.06%
GAS TRANSMISSION NORTHWEST LLC
	June 2023	Senior Unsecured Notes	June 2030	US 50	4.92%
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
	January 2023	Senior Unsecured Term Loan	January 2028	US 1,800	Floating
	January 2023	Senior Unsecured Revolving Credit Facility	January 2028	US 500	Floating
ANR PIPELINE COMPANY
	May 2022	Senior Unsecured Notes	May 2032	US 300	3.43%
	May 2022	Senior Unsecured Notes	May 2034	US 200	3.58%
	May 2022	Senior Unsecured Notes	May 2037	US 200	3.73%
	May 2022	Senior Unsecured Notes	May 2029	US 100	3.26%
1In August 2024, TCPL entered into a term loan to facilitate the Spinoff Transaction and, in August 2024, the term loan was fully repaid and retired upon delivery of senior unsecured notes issued by 6297782 LLC. Refer to Note 4, Discontinued operations, for additional information.
2Fully repaid and retired in September 2023.
3In October 2024, callable notes were repaid and retired at par.
Long-Term Debt Retired/Repaid
The Company retired/repaid long-term debt over the three years ended December 31, 2024 as follows:

(millions of Canadian $, unless otherwise noted)
Company	Retirement/Repayment Date	Type	Amount	Interest Rate

TRANSCANADA PIPELINES LIMITED
	October 2024	Senior Unsecured Notes	US 1,250	1.00%
	October 2024	Senior Unsecured Notes[1]	US 850	6.20%
	October 2024	Senior Unsecured Notes[2]	US 739	2.50%
	October 2024	Senior Unsecured Notes[2]	US 441	4.88%
	October 2024	Senior Unsecured Notes[1]	US 400	Floating
	October 2024	Senior Unsecured Notes[2]	US 313	4.75%
	October 2024	Senior Unsecured Notes[2]	US 201	5.00%
	October 2024	Senior Unsecured Notes[2]	US 180	5.10%
	October 2024	Medium Term Notes[1]	600	5.42%
	October 2024	Medium Term Notes[2]	575	4.18%
	October 2024	Medium Term Notes[1]	400	Floating
	August 2024	Term Loan[3]	US 1,242	Floating
	June 2024	Medium Term Notes	750	Floating
	October 2023	Senior Unsecured Notes	US 625	3.75%
	September 2023	Senior Unsecured Term Loan	US 1,024	Floating
	July 2023	Medium Term Notes	750	3.69%
	December 2022	Medium Term Notes	25	9.95%
	August 2022	Senior Unsecured Notes	US 1,000	2.50%
NOVA GAS TRANSMISSION LTD.
	March 2024	Debentures	100	9.90%
	April 2023	Debentures	US 200	7.88%
ANR PIPELINE COMPANY
	February 2024	Senior Unsecured Notes	US 125	7.38%
TC ENERGÍA MEXICANA, S. DE R.L. DE C.V.
	Various 2024	Senior Unsecured Term Loan	US 430	Floating
	Various 2024	Senior Unsecured Revolving Credit Facility	US 185	Floating
	Various 2023	Senior Unsecured Revolving Credit Facility	US 315	Floating
TUSCARORA GAS TRANSMISSION COMPANY
	November 2023	Unsecured Term Loan	US 32	Floating
1In October 2024, callable notes were retired at par.
2In October 2024, TCPL purchased and cancelled notes at a 7.73 per cent weighted average discount, as a settlement of cash tender offers.
3In August 2024, TCPL entered into a term loan to facilitate the Spinoff Transaction and, in August 2024, the term loan was fully repaid and retired upon delivery of senior unsecured notes issued by 6297782 LLC. Refer to Note 4, Discontinued operations, for additional information.
In October 2024, TCPL commenced and completed its cash tender offers to purchase and cancel certain senior unsecured notes and medium term notes at a 7.73 per cent weighted average discount. In addition, the Company repaid and retired outstanding callable notes at par. These extinguishments of debt resulted in a pre-tax net gain of $228 million, primarily due to the fair value discount and recognition of unamortized debt issue costs related to these notes. The net gain on debt extinguishment was recorded in Interest expense in the Consolidated statement of income.
Interest Expense

year ended December 31	2024	2023	2022
(millions of Canadian $)

Interest on long-term debt	2,800	2,562	1,883
Interest on junior subordinated notes	638	617	543
Interest on short-term debt	60	165	153
Capitalized interest	(191)	(187)	(27)
Amortization and other financial charges[1]	158	106	36
Gain on debt extinguishment	(228)	—	—
	3,237	3,263	2,588
Interest allocated to discontinued operations (Note 4)	(218)	(297)	(288)
	3,019	2,966	2,300
1Amortization and other financial charges include amortization of transaction costs and debt discounts calculated using the effective interest method and losses on derivatives used to manage the Company's exposure to changes in interest rates.
The Company made interest payments of $3,398 million in 2024 (2023 – $2,931 million; 2022 – $2,478 million) on long-term debt, junior subordinated notes and short-term debt, net of interest capitalized.